Share capital and Other contributed capital - Reconciliation of the Movements in Equity (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance at the beginning (in shares)		257,227,062	208,962,350
New Share Issuance (in shares)		13,235,294	48,264,712
Reverse stock split (in shares)		(151,455,294)
Balance at the end (in shares)		119,007,062	257,227,062	208,962,350
New Share Issuance		$ 249,283		$ 221,192
Shareholders' contributions			$ 63,753	48
Share based renumeration program		2,691
Share Capital
Disclosure of classes of share capital [line items]
Balance at the beginning		27,224	22,124
New Share Issuance		3,740	5,100	22,119
Shareholders' contributions			5,100
Balance at the end		30,964	27,224	22,124
Other Contributed Capital
Disclosure of classes of share capital [line items]
Balance at the beginning		257,774	199,121
New Share Issuance	$ 8,417	245,543	58,653	199,073
Shareholders' contributions	$ 565		58,653	48
Share based renumeration program		2,691
Balance at the end		$ 506,008	$ 257,774	$ 199,121